Subsequent Event	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Event [Abstract]
Subsequent event

17. Subsequent event

The Group has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that there are no events that would have required adjustment or disclosure in the financial statements.

25. Subsequent event

The Group evaluated subsequent events through March 28, 2024, the date on which the consolidated financial statements were issued, the Group did not identify any subsequent events that require recognition and disclosure in the consolidated financial statements.